Stockholders Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 5. Stockholders' Equity
Preferred stock includes 1,000,000 preferred shares authorized at a par value of $0.01, of which none are issued or outstanding.

Common stock includes 200,000,000 common shares authorized at a par value of $0.01, of which 30,000,100 are issued and outstanding.

There were no share transactions during the three months ended March 31, 2018 and March 31, 2017.

Preferred stock includes 1,000,000 preferred shares authorized at a par value of $0.01, of which none are issued or outstanding.

Common stock includes 200,000,000 common shares authorized at a par value of $0.01, of which 30,000,100 are issued and outstanding.

There were no share transactions during the year ended December 31, 2017 and 2016.